Mergers and Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mergers and Acquisitions (Details) [Line Items]
Restricted share amount		$ 35,000
Restricted share based amount		35,000
Change in fair value		$ 39,629	$ 14,419
Consideration amount			6,130
Goodwill allocated			$ 21,565
MoneyLion [Member]
Mergers and Acquisitions (Details) [Line Items]
Shares issued (in Shares)		4,181,441
Cash paid		$ 10,000
Debt facilities		2,196
Wealth Technologies Inc [Member]
Mergers and Acquisitions (Details) [Line Items]
Percentage of outstanding common stock			100.00%
Exchange of shares (in Shares)			539,592
Consideration amount			$ 27,929
MALKA Acquisition [Member]
Mergers and Acquisitions (Details) [Line Items]
Purchase price		52,685
Accounts payable and accrued liabilities		18,011
Change in fair value		$ 6,229
Forecast [Member]
Mergers and Acquisitions (Details) [Line Items]
Operating performance	$ 11,782